STATUTORY RESERVE	12 Months Ended
Dec. 31, 2012
STATUTORY RESERVE
STATUTORY RESERVE

17.                                                 STATUTORY RESERVE

In accordance with the Regulations on Enterprises with Foreign Investment of China and their articles of association, the Company’s subsidiaries located in the PRC (mainland), being foreign invested enterprises established in the PRC (mainland), are required to provide for certain statutory reserves, namely general reserve, enterprise expansion reserve, and staff welfare and bonus reserve, all of which are appropriated from net profit as reported in their PRC statutory accounts.  The Company’s subsidiaries are required to allocate at least 10% of their after-tax profits to the general reserve until such reserve has reached 50% of their respective registered capital.  In accordance with the Company Act of Taiwan, the Company’s subsidiaries located in Taiwan are required to provide for statutory reserve which is 10% of their after-tax profit until such reserve has reached their registered capital.

Appropriations to the enterprise expansion reserve and the staff welfare and bonus reserve are to be made at the discretion of the board of directors of each of the Company’s subsidiaries.  The appropriations to these reserves by the Group’s PRC (mainland) and Taiwan subsidiaries were US$3,838, US$2,286 and US$1,065 for the years ended December 31, 2010, 2011 and 2012, respectively.  As of December 31, 2012 the aggregate amounts of capital and reserves restricted which represented the amount of net assets of the relevant subsidiaries in the Group not available for distribution was US$99,214.